Acquisition (Details Narrative) - USD ($)		12 Months Ended
	Mar. 11, 2022	Dec. 31, 2022
Business Acquisition [Line Items]
Issuance of stock, value		$ 50,000
Palmdale Oil Company Inc [Member]
Business Acquisition [Line Items]
Payments to acquire	$ 321,250
Cash	$ 3,750
Consideration for acquisition, shares	5,040
Issuance of stock, value	$ 50,000
Goodwill	$ 36,856